Leases - Components of lease expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease cost
Operating lease cost	¥ 839,188		¥ 722,947	¥ 451,723
Short Term lease cost	299,482		161,382	111,488
Total lease cost	1,138,670		884,329	563,211
Variable lease cost	18,476		¥ 14,283	¥ 0
Carrying amount of right-of-use asset derecognized	49,207
Corresponding operating lease liabilities amount derecognized	59,228
Gain on early termination of leases	¥ 10,021	$ 1,373
Minimum
Lease cost
Lease term	3 years	3 years	3 years	3 years
Maximum
Lease cost
Lease term	10 years	10 years	10 years	10 years